Supplemental Oil and Gas Information (unaudited) - Oil and Gas Reserve Quantities (Details)	12 Months Ended
	Dec. 31, 2015 $ / Mcf $ / bbl MBoe MMcf MBbls	Dec. 31, 2014 $ / Mcf $ / bbl MBoe MMcf MBbls	Dec. 31, 2013 $ / Mcf $ / bbl MBoe MMcf MBbls
Oil (per Bbl)
Total Proved Reserves:
Index price (in dollars per Bbl or Mcf or MMBtu) | $ / bbl	41.85	84.94	92.05
Natural Gas
Total Proved Reserves:
Index price (in dollars per Bbl or Mcf or MMBtu) | $ / Mcf	1.71	4.70	3.76
NGLs (per Bbl)
Total Proved Reserves:
Index price (in dollars per Bbl or Mcf or MMBtu) | $ / bbl	13.94	22.70	26.05
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.
Proved Undeveloped Reserves:
Percentage of proved reserves	25
Proved reserves (in Mboe) | MBoe	32,457	25,970
Proved reserves, Extensions (in Mboe) | MBoe	12,864	265	6,934
Proved reserves, revisions (in Mboe) | MBoe	4,981		646
Revisions from PUDs to Unproved (in Mboe) | MBoe	6,794
Proved reserves, acquired (in Mboe) | MBoe	1,275
Proved reserves, divested (in Mboe) | MBoe		13,706	7,323
Proved reserves, improved recovery (in Mboe) | MBoe			6,799
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P. | Drilling Program
Proved Undeveloped Reserves:
Proved reserves, Extensions (in Mboe) | MBoe		21,012
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P. | Oil (per Bbl)
Total Proved Reserves:
Beginning of the year	19,850	18,510	11,422
Extensions and discoveries	9,444	16,122	12,459
Revisions of previous estimates	(5,109)	56	426
Purchases of reserves in place	844	162	109
Divestitures of reserves in place		(13,572)	(5,193)
Production	(1,830)	(1,428)	(713)
End of the year	23,199	19,850	18,510
Proved Developed Reserves:
Beginning of the year	8,026	6,021	2,978
End of the year	9,347	8,026	6,021
Proved Undeveloped Reserves:
Beginning of the year	11,823	12,489	8,444
End of the year	13,852	11,823	12,489
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P. | Natural Gas
Total Proved Reserves:
Beginning of the year | MMcf	27,414	6,968	10,032
Extensions and discoveries | MMcf	11,927	22,575	5,189
Revisions of previous estimates | MMcf	(5,204)	178	837
Purchases of reserves in place | MMcf	1,363	192	94
Divestitures of reserves in place | MMcf		(387)	(8,387)
Production | MMcf	(3,058)	(2,112)	(797)
End of the year | MMcf	32,442	27,414	6,968
Proved Developed Reserves:
Beginning of the year | MMcf	11,959	4,837	2,078
End of the year | MMcf	12,711	11,959	4,837
Proved Undeveloped Reserves:
Beginning of the year | MMcf	15,455	2,131	7,954
End of the year | MMcf	19,731	15,455	2,131
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P. | NGLs (per Bbl)
Total Proved Reserves:
Beginning of the year	1,551	525	967
Extensions and discoveries	1,432	1,127	300
Revisions of previous estimates	995	180	80
Purchases of reserves in place	204	23	8
Divestitures of reserves in place		(69)	(732)
Production	(331)	(235)	(98)
End of the year	3,851	1,551	525
Proved Developed Reserves:
Beginning of the year	766	382	285
End of the year	1,603	766	382
Proved Undeveloped Reserves:
Beginning of the year	785	143	682
End of the year	2,248	785	143